Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 2,079	$ 2,880
Accounts receivable, net of allowances of $939 and $845	23,493	17,513
Inventories	1,034	1,202
Assets held for sale	0	882
Prepaid expenses and other	3,307	3,918
Total current assets	29,913	26,395
Property, plant and equipment	246,498	232,215
Less accumulated depreciation	157,930	147,464
Property, plant and equipment, net	88,568	84,751
Investments in unconsolidated businesses	1,039	1,110
Wireless licenses	88,417	86,673
Goodwill	29,172	27,205
Other intangible assets, net	10,247	8,897
Non-current assets held for sale	0	613
Other assets	9,787	8,536
Total assets	257,143	244,180
Current liabilities
Debt maturing within one year	3,453	2,645
Accounts payable and accrued liabilities	21,232	19,593
Other	8,352	8,102
Total current liabilities	33,037	30,340
Long-term debt	113,642	105,433
Employee benefit obligations	22,112	26,166
Deferred income taxes	31,232	45,964
Other liabilities	12,433	12,245
Total long-term liabilities	179,419	189,808
Commitments and Contingencies (Note 15)
Equity
Series preferred stock ($.10 par value; 250,000,000 shares authorized; none issued)	0	0
Common stock ($.10 par value; 6,250,000,000 shares authorized in each period; 4,242,374,240 shares issued in each period)	424	424
Additional paid in capital	11,101	11,182
Retained earnings	35,635	15,059
Accumulated other comprehensive income	2,659	2,673
Common stock in treasury, at cost (162,897,868 and 165,689,589 shares outstanding)	(7,139)	(7,263)
Deferred compensation – employee stock ownership plans and other	416	449
Noncontrolling interests	1,591	1,508
Total equity	44,687	24,032
Total liabilities and equity	$ 257,143	$ 244,180